GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION - Intangible Assets and Goodwill (Details)	12 Months Ended
Dec. 31, 2016
Minimum | Patents and technology
INTANGIBLE ASSETS
Estimated useful life	5 years
Minimum | Trademarks
INTANGIBLE ASSETS
Estimated useful life	9 years
Minimum | Licenses and other agreements
INTANGIBLE ASSETS
Estimated useful life	5 years
Minimum | Other intangibles
INTANGIBLE ASSETS
Estimated useful life	5 years
Maximum | Patents and technology
INTANGIBLE ASSETS
Estimated useful life	30 years
Maximum | Trademarks
INTANGIBLE ASSETS
Estimated useful life	30 years
Maximum | Licenses and other agreements
INTANGIBLE ASSETS
Estimated useful life	15 years
Maximum | Other intangibles
INTANGIBLE ASSETS
Estimated useful life	15 years